Annual Fund Operating Expenses	Jun. 30, 2025
WisdomTree Dynamic International Equity Fund | WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.40%	[1]
WisdomTree Dynamic International SmallCap Equity Fund | WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.48%	[2]
WisdomTree U.S. Corporate Bond Fund | WisdomTree U.S. Corporate Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
WisdomTree U.S. High Yield Corporate Bond Fund | WisdomTree U.S. High Yield Corporate Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
WisdomTree U.S. Short-Term Corporate Bond Fund | WisdomTree U.S. Short-Term Corporate Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
WisdomTree U.S. Efficient Core Fund | WisdomTree U.S. Efficient Core Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
WisdomTree Emerging Markets Efficient Core Fund | WisdomTree Emerging Markets Efficient Core Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.32%
WisdomTree International Efficient Core Fund | WisdomTree International Efficient Core Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.26%
WisdomTree BioRevolution Fund | WisdomTree BioRevolution Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
WisdomTree Cloud Computing Fund | WisdomTree Cloud Computing Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
WisdomTree Cybersecurity Fund | WisdomTree Cybersecurity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
WisdomTree True Emerging Markets Fund | WisdomTree True Emerging Markets Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.32%

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.04% and “Total Annual Fund Operating Expenses” would be 0.44%.
[2]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.49%.